Filed pursuant to Rule 497(e)
                                      Registration Nos. 333-182308 and 811-22717


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               May 25, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:            First Trust Exchange-Traded Fund VI
                         (File Nos. 333-182308, 811-22717)
                 ------------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(e) on May 22, 2017. The Registration Statement relates to the Multi-Asset Diversified Income Index Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           -------------------------------------
                                           Morrison C. Warren